Debt and Capital Lease Obligations (Minimum Lease Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments [Abstract]
2012	$ 16.3
2013	10.9
2014	6.6
2015	5.3
2016	5.7
Thereafter	96.9
Total minimum lease payments	141.7
Less amounts representing interest	(33.9)
Present value of minimum lease payments	107.8
Less current portion of obligations under capital leases	(13.3)
Noncurrent portion of obligations under capital leases	94.5
Minimum Lease Payments, Sale Leaseback Transactions	750.0
Minimum Lease Payments, Sale Leaseback Transactions [Abstract]
2012	74.2
2013	40.8
2014	39.9
2015	38.1
2016	$ 34.6